Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 58,926	$ 55,047
Accounts receivable, net	8,159	7,879
Inventories	36,234	32,763
Prepaid expenses and other assets	48,824	42,552
Total current assets	152,143	138,241
Property and equipment, net	4,640,093	4,639,281
Goodwill and tradenames	602,792	602,792
Other long-term assets	167,383	192,057
Total assets	5,562,411	5,572,371
Liabilities and Shareholders' Equity
Current portion of long-term debt	200,582	78,237
Accounts payable	80,327	64,399
Accrued expenses and other liabilities	211,065	216,501
Advance ticket sales	325,472	294,180
Total current liabilities	817,446	653,317
Long-term debt	2,837,499	3,125,848
Other long-term liabilities	63,003	52,680
Total liabilities	3,717,948	3,831,845
Commitments and contingencies (Note 9)
Shareholders' equity:
Ordinary shares, $.0012 par value; 40,000,000 shares authorized; 21,000,000 shares issued and outstanding	25	25
Additional paid-in capital	2,331,973	2,330,792
Accumulated other comprehensive income (loss)	(19,794)	4,309
Retained earnings (deficit)	(467,741)	(594,600)
Total shareholders' equity	1,844,463	1,740,526
Total liabilities and shareholders' equity	$ 5,562,411	$ 5,572,371